As filed with the Securities and Exchange Commission on March 1, 2010
Investment Company Act File number 811-5698

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Tax Exempt Proceeds Fund, Inc.
(Exact name of registrant as specified in charter)
600 Fifth Avenue
New York, NY  10020
(Address of principal executive offices)           (Zip code)

Christine Manna
c/o Reich & Tang Asset Management, LLC
600 Fifth Avenue
New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end:                                                      June 30
Date of reporting period:                                                  December 31, 2009

Item 1: Report to Stockholders

TAX EXEMPT PROCEEDS FUND, INC.	600 FIFTH AVENUE NEW YORK, NY 10020 (212) 830-5200

Dear Shareholder:

As we look forward to what is on the 2010 horizon, it is imperative we take a look back at the events of the past year, and what a year it was! Many events took place that affected the money market industry, but the recession and an impending regulatory overhaul had the most impact.

Given the financial meltdown and subsequent government bailouts, the financial markets braced for excess government scrutiny during 2009, and money markets were not exempt from this attention. In June, the SEC proposed changes to liquidity, maturity, and credit quality requirements, as well as other rules that govern money market funds. These changes were proposed so as to prevent a money market fund from ever again “breaking the buck”. Formal rule changes are anticipated in the first quarter of 2010, and regardless of the issue date, Reich & Tang will be able to comply with the new rules in a timely fashion.

Looking forward, we are beginning to see signs that the economy is on the right track. Data suggests that jobs will be created, instead of lost, sometime in the first half of 2010. With consumer confidence starting to come off its lows of 2009, GDP should continue to grow slowly. While it is going to take some time, and while the economic data will not always be positive, we do expect the economy to continually improve throughout the year. As a result, we anticipate the Federal Reserve will start to raise rates slowly in the second half of 2010, which would be a much needed boon to savers.

Since its inception in 1974, Reich & Tang Funds has taken a proactive approach to risk management. Our goals of safety and preservation of capital continually drive our investment analysis and decisions. As an organization, we continue to believe that thorough, fundamental credit analysis is the key to continued success in our business.

Reich & Tang is proud to be part of Natixis Global Asset Management, one of the world’s largest money management organizations. Natixis brings together the expertise of multiple specialized investment managers based in the United States, Europe and Asia to offer a wide spectrum of equity, fixed income and alternative investment strategies. For more information on Natixis Global Asset Management, please visit us at www.natixis.com.

While it is difficult to predict the future as we navigate through multiple complex factors in the market, we believe that our fundamental approach to money market funds and our corporate structure enable us to continue to be a leader in providing funds that focus on preservation of capital and liquidity for our shareholders and valued clients. We welcome any questions you may have about the investments in any of our portfolios and stand ready to respond to you as we have for 36 years.

Sincerely,

 [graphic omitted]

Michael P. Lydon

President

TAX EXEMPT PROCEEDS FUND, INC. EXPENSE CHART FOR THE SIX MONTHS ENDED DECEMBER 31, 2009 (UNAUDITED)

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2009 through December 31, 2009.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 7/01/09	Ending Account Value 12/31/09	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.41	0.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.79	$1.43	028%

*	Expenses are equal to the Fund’s annualized expense ratios multiplied by the average account value over the period (July 1, 2009 through December 31, 2009), multiplied by 184/365 (to reflect the six month period).

TAX EXEMPT PROCEEDS FUND, INC. SCHEDULE OF INVESTMENTS DECEMBER 31, 2009 (UNAUDITED)

					Ratings (a)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

Tax Exempt Commercial Paper (3.91%)

$4,000,000	Harris County, TX – Series C	02/11/10	0.25%	$4,000,000	P-1	A-1+

4,000,000	Total Tax Exempt Commercial Paper			4,000,000

Tax Exempt General Obligation Notes & Bonds (10.90%)

$2,000,000	Board of Education of Davis School District, Davis County, UT TAN – Series 2009	06/30/10	0.50%	$2,019,622	MIG-1

1,670,000	Manitowoc County, WI Note Anticipation Notes	10/01/10	0.80	1,684,921	MIG-1

2,000,000	Oconomowoc Area School District, Dodge, Jefferson and Waukesha Counties, WI Tax and Revenue Anticipation Promissory Notes	08/23/10	0.75	2,012,718	MIG-1

1,900,000	School District of New Berlin, Waukesha County, WI Tax and Revenue Anticipation Promissory Notes	08/25/10	0.75	1,906,087	MIG-1

3,520,000	Town of Natick, MA BAN	06/30/10	0.60	3,539,841		SP-1+

11,090,000	Total Tax Exempt General Obligation Notes & Bonds			11,163,189

Variable Rate Demand Instruments (b) (85.36%)

$3,000,000	City of Cohasset, MN RB (Minnesota Power & Light Company Project) – Series 1997A LOC LaSalle National Bank N.A.	06/01/20	0.25%	$3,000,000		A-1+

3,000,000	City of Irvine, CA Assessment District No. 89-10 (Orange County, CA) Updates improvement Bonds (Unit Pricing Bonds) LOC Bayerische Hypo-und-Vereinsbank AG	09/02/15	0.20	3,000,000	VMIG-1	A-1+

1,400,000	City of Newport, KY Kentucky League of Cities Funding Trust Lease Program RB – Series 2002 LOC US Bank, N. A.	04/01/32	0.32	1,400,000	VMIG-1

4,700,000	City of Valdez, AK Marine Terminal Revenue Refunding Bonds (BP Pipelines (Alaska) Inc. Project) – Series 2003A	06/01/37	0.18	4,700,000	VMIG-1	A-1+

2,900,000	Colorado Health Facilities Authority HRB (Boulder Community Hospital Project) – Series 2000 LOC JPMorgan Chase Bank, N.A.	10/01/30	0.22	2,900,000	VMIG-1	A-1+

5,000,000	Columbus, OH Regional Airport Authority Capital Funding RB (Oasbo Expanded Asset Pooled Financing Program) – Series 2006 LOC U.S. Bank N.A.	12/01/36	0.23	5,000,000	VMIG-1

1,100,000	Commonwealth of Puerto Rico Public Improvement Refunding Bonds – Series 2007A-8 LOC Wachovia Bank, N.A.	07/01/34	0.17	1,100,000	VMIG-1	A-1+

The accompanying notes are an integral part of these financial statements.

TAX EXEMPT PROCEEDS FUND, INC. SCHEDULE OF INVESTMENTS (CONTINUED) DECEMBER 31, 2009 (UNAUDITED)

					Ratings (a)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

Variable Rate Demand Instruments (b) (continued)

$1,835,000	Connecticut State Development Authority RB (Pierce Memorial Baptist Home, Inc. Project 1999 Refunding Series) LOC LaSalle National Bank N.A.	10/01/28	0.18%	$1,835,000		A-1+

4,500,000	Dormitory Authority of the State of New York Blythedale Childrens HRB Series 2009 LOC TD Bank, N.A.	12/01/36	0.20	4,500,000	VMIG-1

2,000,000	Florida Housing Finance Corporation Multifamily Housing Revenue Refunding Bonds (Charleston Landing Apartments) 2001 Series I-A Guaranteed by Federal Home Loan Mortgage Corporation	07/01/31	0.26	2,000,000		A-1+

2,250,000	Florida Housing Finance Corporation Multifamily Housing Revenue Refunding Bonds (Island Club Apartments) 2001 Series J-A Guaranteed by Federal Home Loan Mortgage Corporation	07/01/31	0.27	2,250,000		A-1+

1,525,000	HEFA of the State of Missouri RB Educational Facilities RB (Ranken Technical College) – Series 2007 LOC Northern Trust Company	11/15/31	0.25	1,525,000		A-1+

910,000	Illinois Development Finance Authority Pollution Control Revenue Refunding Bonds (Amoco Oil Company Project) – Series 1994	11/01/12	0.18	910,000	VMIG-1	A-1+

3,400,000	Illinois Development Finance Authority RB (Glenwood School For Boys) – Series 1998 LOC Harris Trust & Savings Bank	02/01/33	0.23	3,400,000		A-1+

2,225,000	Illinois Finance Authority RB, Series 2004 (Riverside Health System) LOC JPMorgan Chase Bank, N.A.	11/15/29	0.27	2,225,000	VMIG-1	A-1+

2,800,000	Iowa Higher Education Loan Authority Private College Facility RB (University of Dubuque Project) – Series 2007 LOC Northern Trust Company	04/01/35	0.25	2,800,000		A-1+

900,000	Irvine Ranch Water District, Orange County, CA Waterworks Bonds Election 1988 Series A for Improvement District No. 182 LOC Landesbank Hessen Thuringen Girozentrale	11/15/13	0.20	900,000		A-1+

5,000,000	Jackson County, MI Port Facility Refunding RB (Chevron U.S.A. Inc. Project) – Series 1993	06/01/23	0.20	5,000,000	P-1

800,000	Lincoln County, WY PCRB (Exxon Corporation) – Series 1985	08/01/15	0.18	800,000		A-1+

The accompanying notes are an integral part of these financial statements.

					Ratings (a)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

Variable Rate Demand Instruments (b) (continued)

$2,000,000	Marion County, FL IDA Multifamily Housing Revenue Refunding Bonds (Chambrel at Pinecastle Project) – Series 2002 Guaranteed by Federal National Mortgage Association	11/15/32	0.26%	$2,000,000		A-1+

6,000,000	Maryland Health and Higher Educational Facilities Authority RB (University of Maryland Medical System Issue) – Series 2007A LOC Wachovia Bank, N.A.	07/01/34	0.17	6,000,000	VMIG-1	A-1+

3,000,000	M-S-R Public Power Agency, CA San Juan Project Subordinate Lien RB Series 2008M LOC Dexia CLF	07/01/22	0.20	3,000,000		A-1

735,000	New Canaan, CT Housing Authority RB (The Village at Waveny Care Center Project) – Series 2002 LOC Bank of America, N.A.	01/01/22	0.18	735,000		A-1+

2,000,000	New Jersey Health Care Facilities Financing Authority RB (Saint Barnabas Health Care System Issue) – Series 2001A LOC JP Morgan Chase Bank, N.A.	07/01/31	0.20	2,000,000	VMIG-1	A-1+

1,000,000	New Ulm, MN Hospital Refunding RB (Health Central Systems Project) – Series 1985 LOC Wells Fargo Bank, N.A.	08/01/14	0.32	1,000,000		A-1+

2,505,000	New York City, NY GO Bonds Fiscal 2004 Sub-Series H-2 LOC Bank of New York Mellon	03/01/34	0.20	2,505,000	VMIG-1	A-1+

1,700,000	New York City, NY GO Bonds Fiscal 2004 Sub-Series H-7 LOC KBC Bank, N.A.	03/01/34	0.22	1,700,000	VMIG-1	A-1

5,925,000	New York City, NY GO Bonds Fiscal 2006 Sub-Series H-2 LOC Dexia CLF	01/01/36	0.25	5,925,000	VMIG-1	A-1+

1,955,000	North Carolina Capital Facilities Finance Agency Capital Facilities RB (The Mental Health Association in North Carolina, Inc. Project) – Series 2007 LOC Branch Banking & Trust Company	02/01/27	0.24	1,955,000	P-1	A-1+

3,400,000	Palm Beach County, FL Educational Facilities Authority RB (Lynn University Project) – Series 2001 LOC Bank of America, N.A.	11/01/21	0.25	3,400,000	P-1	A-1+

1,600,000	Redevelopment Agency of the City of Pittsburg, CA Los Medanos Community Development Project Subordinate Tax Allocation Bonds 2004 Series A LOC State Street Bank and Trust/ California State Teachers Retirement System	09/01/35	0.25	1,600,000		A-1+

The accompanying notes are an integral part of these financial statements.

TAX EXEMPT PROCEEDS FUND, INC. SCHEDULE OF INVESTMENTS (CONTINUED) DECEMBER 31, 2009 (UNAUDITED)

					Ratings (a)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

Variable Rate Demand Instruments (b) (continued)

$150,000	State of Connecticut HEFA RB (Charlotte Hungerford Hospital Issue) – Series 1998C LOC Bank of America, N.A.	07/01/13	0.22%	$150,000	VMIG-1

300,000	State of Connecticut HEFA RB Mulberry Gardens Issue, Series E LOC Bank of America, N.A.	07/01/36	0.22	300,000		A-1+

1,000,000	State of Connecticut HEFA RB (Yale-New Haven Hospital Issue) – Series K-2 LOC JPMorgan Chase Bank, N.A.	07/01/25	0.17	1,000,000	VMIG-1	A-1+

3,000,000	State of Connecticut HEFA RB (Yale University Issue) – Series V-1	07/01/36	0.22	3,000,000	VMIG-1	A-1+

1,000,000	St. Lucie County, FL Pollution Control Revenue Refunding Bonds (Florida Power & Light Company Project) – Series 2000	09/01/28	0.22	1,000,000	VMIG-1	A-1

900,000	Turlock Irrigation District, CA COP (Capital Improvements and Refunding Project) 2001 Series A LOC Societe Generale	01/01/31	0.20	900,000		A-1+

87,415,000	Total Variable Rate Demand Instruments			87,415,000

	Total Investments (100.17%) (Amortized cost $102,578,189†)			102,578,189
	Liabilities in Excess of Cash and Other Assets (-0.17%)			(171,391)

	Net Assets (100.00%)			$102,406,798

†	Aggregate cost for federal income taxes is substantially the same. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.
FOOTNOTES:

(a)	Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue. All letters of credit are irrevocable and direct pay covering both principal and interest. In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue. Ratings have not been audited by Sanville & Company.

(b)	Securities payable on demand at par including accrued interest (usually with one or seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

The accompanying notes are an integral part of these financial statements.

TAX EXEMPT PROCEEDS FUND, INC. SCHEDULE OF INVESTMENT (CONTINUED) DECEMBER 31, 2009 (UNAUDITED)

KEY:

BAN	=	Bond Anticipation Note	IDA	=	Industrial Development Authority
COP	=	Certificate of Participation	LOC	=	Letter of Credit
GO	=	General Obligation	PCRB	=	Pollution Control Revenue Bond
HEFA	=	Health and Educational Facilities Authority	RB	=	Revenue Bond
HRB	=	Hospital Revenue Bond	TAN	=	Tax Anticipation Note
BREAKDOWN OF HOLDINGS BY MATURITY *

Securities Maturing in	Value	% of Portfolio
Less than 31 days	$87,415,000	85.22%
31 through 60	4,000,000	3.90
61 through 90	-0-	0.00
91 through 120	-0-	0.00
121 through 180	-0-	0.00
Over 180 days	11,163,189	10.88
Total	$102,578,189	100.00%

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

The accompanying notes are an integral part of these financial statements.

TAX EXEMPT PROCEEDS FUND, INC. BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE DECEMBER 31, 2009 (UNAUDITED)

States	Value	% of Portfolio
Alaska	$4,700,000	4.58%
California	9,400,000	9.16
Colorado	2,900,000	2.83
Connecticut	7,020,000	6.84
Florida	10,650,000	10.38
Illinois	6,535,000	6.37
Iowa	2,800,000	2.73
Kentucky	1,400,000	1.37
Maryland	6,000,000	5.85
Massachusetts	3,539,841	3.45
Minnesota	4,000,000	3.90
Mississippi	5,000,000	4.88
Missouri	1,525,000	1.49
New Jersey	2,000,000	1.95
New York	14,630,000	14.26
North Carolina	1,955,000	1.91
Ohio	5,000,000	4.87
Puerto Rico	1,100,000	1.07
Texas	4,000,000	3.90
Utah	2,019,622	1.97
Wisconsin	5,603,726	5.46
Wyoming	800,000	0.78
Total	$102,578,189	100.00%

The accompanying notes are an integral part of these financial statements.

TAX EXEMPT PROCEEDS FUND, INC. STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 2009 (UNAUDITED)

ASSETS
Investments in securities, at amortized cost (Note 1)	$102,578,189
Receivable for shares sold	50,818
Accrued interest receivable	99,113

Total assets	102,728,120

LIABILITIES
Payable to affiliates (Note 2)	23,094
Due to custodian	298,225
Other payable	3

Total liabilities	321,322

Net assets	$102,406,798

SOURCE OF NET ASSETS:
Net capital paid in on shares of capital stock (Note 4)	$102,406,798
Accumulated net realized gain (losses)	-0-

Net assets	$102,406,798

Net asset value, per share (applicable to 102,408,801 shares outstanding) (Note 4)	$1.00

The accompanying notes are an integral part of these financial statements.

TAX EXEMPT PROCEEDS FUND, INC. STATEMENT OF OPERATIONS FOR SIX MONTHS ENDED DECEMBER 31, 2009 (UNAUDITED)

INVESTMENT INCOME

Income:
Interest income	$150,065

Expenses: (Note 2)
Investment management fee	211,489
Less: Fees waived (Note 2)	(62,897)

Net Expenses	148,592

Net investment income	1,473

REALIZED GAIN ON INVESTMENTS
Net realized gain (loss) on investments	-0-

Increase in net assets from operations	$1,473

The accompanying notes are an integral part of these financial statements.

TAX EXEMPT PROCEEDS FUND, INC. STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2009 (Unaudited)	Year Ended June 30, 2009

INCREASE (DECREASE) IN NET ASSETS

Operations:
Net investment income	$1,473	$1,418,408
Net realized gain on investments	-0-	-0-

Increase in net assets from operations	1,473	1,418,408
Dividends to shareholders from net investment income*	(1,473)	(1,418,408)
Capital share transactions (Note 4)	(29,770,822)	(42,253,118)

Total increase (decrease)	(29,770,822)	(42,253,118)
Net assets:
Beginning of period	132,177,620	174,430,738

End of period	$102,406,798	$132,177,620

Undistributed net investment income	-0-	-0-

*	Designated as exempt-interest dividends for federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

TAX EXEMPT PROCEEDS FUND, INC. NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Summary of Accounting Policies

Tax Exempt Proceeds Fund, Inc. (“Fund”) is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940 (the “1940” Act”). The Fund is a short term, tax exempt money market fund whose objective is to seek as high a level of current interest income exempt from federal income taxes as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies as follows:

a) Valuation of Securities -

Investments are recorded on the basis of amortized cost, which approximates value, as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

b) Securities Transactions and Investment Income -

Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium, is recorded on the accrual basis from settlement date. Realized gains and losses on sales are computed on the basis of specific identification of the securities sold.

c) Federal Income Taxes -

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income tax is required in the financial statements.

Consistent with the provisions of GAAP, management evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a component of income tax expense in the current period with a corresponding adjustment to a liability for uncertain tax positions. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations.

In addition, GAAP requires management of the Fund to analyze all open tax years, fiscal years 2007-2009, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended December 31, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

d) Dividends and Distributions -

Dividends from net investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund’s fiscal year.

1. Summary of Accounting Policies (continued)

e) Accounting Estimates -

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) Representations and Indemnifications -

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

g) Risks -

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, housing, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investment in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

In a low interest rate environment, such as the environment that existed at December 31, 2009, Reich & Tang Asset Management LLC (“the “Manager”) has historically waived their fees to maintain a minimum non-negative yield for the Fund. The Manager is under no contractual obligation to continue such waiver in the future.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to the Manager at the annual rate of 0.40 of 1% per annum of the Fund’s average daily net assets up to $250 million; 0.35 of 1% per annum of the average daily net assets between $250 million and $500 million; and 0.30 of 1% per annum of the average daily net assets over $500 million. The Management Contract also provides that the Manager will bear the cost of all other expenses of the Fund. Therefore, the fee payable under the Management Contract will be the only expense of the Fund. At December 31, 2009, the Fund owed $23,094 to the Manager for these services, which is included in Payable to Affiliates on the Statement of Assets and Liabilities. For the period ended December 31, 2009, the Manager waived $62,897 of management fee.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and the Manager have entered into a Distribution Agreement. The Fund’s Board of Directors has adopted the plan in case certain expenses of the Fund are deemed to constitute indirect payments by the Fund for distribution expenses.

TAX EXEMPT PROCEEDS FUND, INC. NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

2. Investment Management Fees and Other Transactions with Affiliates (continued)

Directors of the Fund not affiliated with the Manager receive from the Fund (fee is paid by the Manager from its management fee) an annual retainer of $1,250 and a fee of $450 for each Board of Directors meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meeting.

As of December 31, 2009, no Directors, Officers or affiliated entities had investments in the Fund.

3. Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Reich & Tang Funds under specified conditions outlined in procedures adopted by the Board of Directors of the Fund. The procedures have been designed to ensure that any purchase or sale of securities of the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the period ended December 31, 2009, the Fund engaged in purchases and sales with affiliates, none of which resulted in any gains or losses, which amounted to:

Purchases	$61,810,000
Sales	127,645,000
Gains/(Losses)	-0-
4. Capital Stock

At December 31, 2009, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

	Six Months Ended December 31, 2009 (unaudited)		Year Ended June 30, 2009
	Net Assets	Shares	Net Assets	Shares
Sold	$395,545,658	395,545,658	$881,690,681	881,690,681
Issued on reinvestment of dividends	1,733	1,733	1,419,718	1,419,718
Redeemed	(425,318,213)	(425,318,213)	(925,366,589)	(925,366,589)
Additional paid-in-capital*	-0-	-0-	3,072	-0-

Net increase (decrease)	$(29,770,822)	(29,770,822)	$(42,253,118)	(42,256,190)

*	During the year ended June 30, 2009, Reich & Tang Services, Inc. (“TA”), allocated amounts to the Fund related to aged items below $50 or for which shareholder data was unavailable.
5. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with U.S. income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under U.S. income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year end.

6. Additional Valuation Information

Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quotes prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – prices	are determined using quoted prices in an active market for identical assets.

Level 2 – prices	are determined using other significant observable inputs. Observable inputs are inputs that the other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – prices	are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of the end of the reporting period, December 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Debt securities issued by states of the United
States and political subdivisions of the states	$-0-	$102,578,189	$-0-

Total	$-0-	$102,578,189	$-0-

For the period ended December 31, 2009, there were no Level 1 or 3 investments.

TAX EXEMPT PROCEEDS FUND, INC. NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

7. Subsequent Events

Events and transactions from January 1, 2010 through February 23, 2010 have been evaluated by management for subsequent events. Management has determined that there were no material events that would require disclosure in the Fund’s financial statements through this date.

8. Financial Highlights

	Six Months Ended December 31, 2009 (Unaudited)		Year Ended June 30,
			2009	2008	2007	2006	2005
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000		0.011	0.026	0.032	0.025	0.014
Less distributions from:
Dividends from net investment income	(0.000)		(0.011)	(0.026)	(0.032)	(0.025)	(0.014)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.00	%(a)	1.10%	2.68%	3.27%	2.57%	1.36%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$102,407		$132,178	$174,431	$189,080	$155,258	$150,784
Ratios to average net assets:
Expenses (Net of fees waived)	0.28	%(b)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	0.00	%(b)	1.14%	2.67%	3.23%	2.55%	1.34%
Management fees waived	0.12	%(b)	—	—	—	—	—

(a)	Not annualized
(b)	Annualized

TAX EXEMPT PROCEEDS FUND, INC. ADDITIONAL INFORMATION (UNAUDITED)

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q for its first and third fiscal quarters. The Fund’s Form N-Q is available without charge on the SEC’s website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund’s Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund’s proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund’s Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC’s website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT

On September 24, 2009, the Board of Directors approved the continuance of the Investment Management Contract. Specifically, with regards to the approval of the continuance of the Investment Management Contract, the Board of Directors (the “Directors”) of the Tax Exempt Proceeds Fund, Inc. (the “Fund”) had considered the following factors:

1)	The nature, extent and quality of services provided by the Manager.
The Board reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Corporation’s Investment Management Contract and the quality of those services over the past year. The Board noted that the services include managing the investment and reinvestment of the Corporation’s assets; the provision of reports to the Board regarding changes in portfolio holdings, important developments affecting the entities whose securities are included in the Corporation’s portfolio, and the money market industry and the economy in general; and the compensation of all officers, Directors and employees of the Corporation who are officers of the Manager or its affiliates. The Board evaluated these factors based on its direct experience with the Manager and in consultation with Paul Hastings. The Board concluded that the nature and extent of the services provided under the Investment Management Contract were reasonable and appropriate in relation to the management fee, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Board reviewed the personnel responsible for providing advisory services to the Corporation and concluded, based on its experience and interaction with the Manager, that (i) the Manager was able to retain quality portfolio managers and other personnel; (ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contract; (iii) the Manager was responsive to requests of the Board; and (iv) the Manager had kept the Board apprised of developments relating to the Corporation and the industry in general. The Board also focused on the Manager’s reputation and long-standing relationship with the Corporation and, in particular, the experience of the Manager in advising money market funds.

TAX EXEMPT PROCEEDS FUND, INC. ADDITIONAL INFORMATION (CONTINUED) (UNAUDITED)

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (continued)

2)	The performance of the Fund and the Manager.
The Board reviewed the investment performance of the Corporation, both on an absolute basis and as compared to various Lipper peer group categories on a gross basis for the one-month, one-year, three-year, five-year and ten-year periods ended June 30, 2009. The peer group categories included: (i) the Corporation and thirteen other retail no-load tax-exempt money market funds, as classified by Lipper (“performance group 1”); (ii) the Corporation and nine other institutional tax-exempt money market funds (“performance group 2”); (iii) the Corporation and all other retail tax-exempt money market funds in the Lipper universe regardless of asset size or primary channel of distribution (“performance universe 1”); and (iv) the Corporation and all other institutional tax-exempt money market funds in the Lipper universe regardless of asset size or primary channel of distribution (“performance universe 2”). These peer groups are collectively referred to as the “Peer Groups.” The Manager advised the Board that it does not advise or subadvise other types of accounts, such as institutional and pension accounts, with a similar investment policy to the Corporation’s. The Board used the Corporation’s performance against the Peer Groups to provide objective comparative benchmarks against which they could assess the Corporation’s performance. The Board considered those comparisons as helpful in their assessment as to whether the Manager was obtaining for the Corporation’s shareholders the performance that was available in the marketplace given the Corporation’s investment objectives, strategies, limitations and restrictions. In reviewing the Corporation’s performance, the Board noted that overall the gross performance of the Corporation against its Peer Group was satisfactory. The Board also noted the Corporation’s ranking against its performance universe was in the 5th quintile for the one-month period and ten-year periods and in the 4th quintile for the one-year, three-year and five-year periods (1st quintile being the highest). In connection with its assessment of the overall performance of the Manager, the Board considered the Manager’s financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contract. The Board concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contract and to continue to provide the high quality services that it had provided to the Corporation to date.

3)	The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund.
In connection with the Board’s consideration of the level of the management fee, the Board considered a number of factors. The Board compared the level of the management fee for the Corporation against the advisory fees charged to funds in the Peer Groups and the Corporation’s management fee (which includes payment for administrative services as well as investment advisory services) against fees covering both advisory and administrative services charged by the funds in the Peer Groups (noting that the only difference in the Peer Groups for expense comparison purposes from the Peer Groups for performance comparison purposes was that the expense universe Peer Group was smaller in that it consisted only of other retail no-load tax-exempt money market funds, excluding outliers). The Board also considered comparative total fund expenses of the Corporation and the Peer Groups. The Board used this fee information and total expense data as a guide to help assess the reasonableness of the Corporation’s management fee, although the Board acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the Peer Group fund agreements is often not apparent. The Board also viewed the Peer Group fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. In assessing this information, the Board considered both the comparative contract rates as well as the level of the management fees after waivers. and/or reimbursements. The Board noted that the contract rate of the Corporation’s management fee was reasonable when compared to the advisory fees and combined advisory and administrative fees of the Peer Groups and noted that its gross expense ratio was the lowest among the thirteen other retail no-load tax-exempt money market funds, as classified by Lipper. The Board further observed that the total expense ratio of the Corporation was satisfactory when compared to the expense ratio of the funds in the Peer Groups. The Board also noted that the Manager did not advise or sub-advise any other types of accounts, such as institutional or pension accounts, with similar investment policies to the Corporation’s. The Board concluded that the level of the management fee was reasonable in light of these factors.

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (continued)

The Board also considered the profitability to the Manager and its affiliates arising out of their relationships with the Corporation. In this regard the Board reviewed profitability data relating to the Manager and its affiliates for the year ended December 31, 2008. The Board considered revenues received by the Manager with respect to the Corporation and also reviewed the revenues derived by the Manager and its affiliates from the fund complex as a whole. The Board concluded that the profitability of the Corporation to the Manager and its affiliates was not excessive.

4)	The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.
The Board reviewed the Peer Group data to assess whether the Peer Group funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Board concluded that they were unable to assess at this time whether economies of scale would be realized if the Corporation were to experience significant asset growth in the future; however, they noted that the current fee structure did contain breakpoints which would decrease the rate of the management fee at higher asset levels. In the event there was significant asset growth in the future, the Board determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5)	Other Factors.
In addition to the above factors, the Board also observed that under the Investment Management Contract the Manager bears the cost of, or reimburses the Corporation for, all other expenses of the Corporation. The Board also discussed the unique services the Corporation offers its governmental shareholders and the operational aspects of these services, specifically created by the Manager for the unique needs of these types of shareholders.

Based on a consideration of all these factors in their totality, the Directors, including all of the Independent Directors, determined that the Corporation’s management fee was fair and reasonable with respect to the quality of the services that the Manager provides and in light of the other factors described above that the Board deemed relevant. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling. The disinterested Directors were also assisted by the advice of independent counsel in making this determination.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s objectives and policies, experience of its management, marketability of shares, and other information.

Tax Exempt Proceeds Fund, Inc.

600 Fifth Avenue

New York, New York 10020

Manager

Reich & Tang Asset Management, LLC

600 Fifth Avenue

New York, New York 10020

Custodian

The Bank of New York Mellon

2 Hanson Place, 7th Floor

Brooklyn, New York 11217

Transfer Agent &

Dividend Disbursing Agent

Reich & Tang Services, Inc.

600 Fifth Avenue

New York, New York 10020

Distributor

Reich & Tang Distributors, Inc.

600 Fifth Avenue

New York, New York 10020

TEP12/09SA

TAX EXEMPT PROCEEDS FUND, INC. Semi-Annual Report December 31, 2009 (Unaudited)

Item 2:              Code of Ethics

Not Applicable (disclosure required in annual report on N-CSR only).

Item 3:              Audit Committee Financial Expert

Not Applicable (disclosure required in annual report on N-CSR only).

Item 4:              Principal Accountant Fees and Services

Not Applicable (disclosure required in annual report on N-CSR only).

Item 5:              Audit Committee of Listed Registrants

Not applicable.

Item 6:              Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under Item 1.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8:              Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9:              Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10:                      Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b)
There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting.

Item 11:                      Exhibits

(a)(1)   Not Applicable (disclosure required in annual report on N-CSR only).

(a)(2)       Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)               Not applicable.

(b)            Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. §1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tax Exempt Proceeds Fund, Inc.

 By (Signature and Title)*    /s/ Christine Manna

Christine Manna, Secretary

Date: March 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Michael P. Lydon

Michael P. Lydon, President

Date: March 1, 2010

By (Signature and Title)*      /s/ Joseph Jerkovich

Joseph Jerkovich, Treasurer and Assistant Secretary

Date: March 1, 2010

* Print the name and title of each signing officer under his or her signature